SHARE-BASED COMPENSATION - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Details) - Sharesave Schemes - £ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price (in GBP per share)	£ 3.38	£ 2.39	£ 2.19
£1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	1 year	2 years
Weighted average exercise price (in GBP per share)	£ 1.86	£ 1.85
£2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	2 years	2 years
Weighted average exercise price (in GBP per share)	£ 2.74	£ 2.71
£3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	3 years	4 years
Weighted average exercise price (in GBP per share)	£ 3.36	£ 3.36
£6 to £7
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life	3 years	0 years
Weighted average exercise price (in GBP per share)	£ 6.35	£ 0
Minimum | £1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	1
Minimum | £2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Minimum | £3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Minimum | £6 to £7
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	6
Maximum | £1 to £2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Maximum | £2 to £3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Maximum | £3 to £4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
Maximum | £6 to £7
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 7